UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Oppenheimer Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2014 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—108.9%
New York—80.5
$1,700,000	Albany County, NY IDA (Albany College of Pharmacy)	5.625%		12/01/2034	$1,705,100

1,035,000	Albany County, NY IDA (Albany College of Pharmacy)	5.375		12/01/2024	1,038,819

605,000	Albany County, NY IDA (Wildwood Programs)	4.900		07/01/2021	606,972

1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.625		07/01/2031	1,468,276

1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.375		07/01/2026	1,706,261

8,165,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.875		07/01/2041	9,118,835

1,420,000	Albany, NY Hsg. Authority (Lark Drive)	5.500		12/01/2028	1,421,945

600,000	Albany, NY IDA (Albany Rehabilitation)	8.375		06/01/2023	600,138

3,125,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2027	3,143,969

1,350,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2032	1,351,255

900,000	Albany, NY IDA (Brighter Choice Charter School)	5.000		04/01/2037	891,603

900,000	Albany, NY IDA (New Covenant Charter School)[1]	7.000		05/01/2025	11,268

1,760,000	Albany, NY IDA (Sage Colleges)	5.300		04/01/2029	1,691,483

1,360,000	Albany, NY Parking Authority	1.232	[2]	11/01/2017	1,177,148

5,000,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200		01/01/2040	5,031,800

545,000	Blauvelt, NY Volunteer Fire Company	6.250		10/15/2017	546,471

2,735,000	Brookhaven, NY IDA (Enecon Corp.)	6.300		11/01/2033	2,642,174

1,625,000	Brookhaven, NY IDA (Stony Brook Foundation)	6.500		11/01/2020	1,628,315

1,000,000	Broome County, NY IDA (University Plaza)	5.100		08/01/2030	1,001,810

1,250,000	Broome County, NY IDA (University Plaza)	5.100		08/01/2036	1,252,262

3,030,000	Broome County, NY IDA (University Plaza)	5.000		08/01/2036	3,035,393

95,000	Broome County, NY IDA (University Plaza)	5.000		08/01/2025	95,169

3,000,000	Broome County, NY IDA (University Plaza)	5.200		08/01/2030	3,005,550

4,450,000	Broome County, NY IDA (University Plaza)	5.200		08/01/2036	4,458,232

1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	5.375		10/01/2041	1,951,779

870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	6.000		10/01/2031	1,023,042

500,000	Build NYC Resource Corp. (New York Methodist Hospital)[3]	5.000		07/01/2030	561,490

860,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2032	936,325

3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750		11/01/2030	3,042,810

1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)	5.000		05/01/2040	1,077,320

250,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000		05/01/2039	264,325

200,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000		05/01/2034	213,570

830,000	Cattaraugus County, NY IDA (St. Bonaventure University)	5.450		09/15/2019	830,971

105,000	Chautauqua, NY Utility District	5.000		06/01/2025	108,390

95,000	Chautauqua, NY Utility District	5.000		06/01/2023	98,410

1  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)

$1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)	5.000%		07/01/2033	$1,517,106

775,000	Chemung County, NY IDA (Hathorn Redevel. Company)	4.850		07/01/2023	777,457

1,515,000	Clifton Springs, NY Hospital & Clinic	8.000		01/01/2020	1,515,621

255,000	Columbia County, NY IDA (Berkshire Farms)	7.500		12/30/2014	254,702

2,200,000	Dutchess County, NY IDA (Elant Fishkill)	5.250		01/01/2037	2,018,280

650,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.750		07/01/2040	723,781

1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400	[2]	06/01/2027	682,610

2,055,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)	6.750		03/01/2030	2,056,932

2,460,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500		08/01/2033	2,484,329

2,745,000	Elmira, NY Hsg. Authority (Eastgate Apartments)	6.250		06/01/2044	2,620,322

7,050,000	Erie County, NY IDA (Charter School Applied Tech)	6.875		06/01/2035	7,207,567

2,845,000	Erie County, NY IDA (Global Concepts Charter School)[3]	6.250		10/01/2037	2,980,706

715,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	715,994

135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[2]	06/01/2050	3,267,054

194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[2]	06/01/2055	1,748,700

1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[2]	06/01/2060	4,239,360

25,330,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2038	20,327,832

72,595,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2045	55,662,216

93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[2]	06/01/2047	3,325,680

1,410,000	Essex County, NY IDA (International Paper Company)	4.600		03/01/2027	1,430,910

1,500,000	Essex County, NY IDA (International Paper Company)	6.625		09/01/2032	1,688,085

1,100,000	Essex County, NY IDA (North Country Community College Foundation)	5.300		06/01/2035	1,107,557

410,000	Essex County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	414,379

975,000	Essex County, NY IDA (North Country Community College Foundation)	5.000		06/01/2020	991,867

1,235,000	Essex County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	1,250,487

320,000	Essex County, NY IDA (North Country Community College Foundation)	5.000		06/01/2020	324,896

185,000	Fishkill, NY GO	5.000		04/15/2029	185,335

900,000	Franklin County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	911,286

2  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)

$100,000	Glens Falls, NY GO	6.000%		02/01/2040	$113,421

1,945,000	Hempstead, NY IDA (Adelphi University)	5.000		10/01/2030	2,039,994

3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500		11/01/2038	3,557,066

34,450,000	Hudson Yards, NY Infrastructure Corp.	5.750		02/15/2047	39,805,941

4,840,000	Hudson Yards, NY Infrastructure Corp.	5.000		02/15/2047	5,128,367

3,400,000	L.I., NY Power Authority, Series A	5.000		05/01/2036	3,746,936

20,000,000	L.I., NY Power Authority, Series A	5.000		09/01/2042	21,705,800

29,735,000	L.I., NY Power Authority, Series A	5.000		09/01/2037	32,441,480

10,475,000	L.I., NY Power Authority, Series A	5.750		04/01/2039	11,975,229

7,000,000	L.I., NY Power Authority, Series B	5.000		09/01/2029	7,882,980

1,900,000	L.I., NY Power Authority, Series B	5.750		04/01/2033	2,182,834

65,000	L.I., NY Power Authority, Series B	5.000		12/01/2035	68,608

100,000	Madison County, NY IDA (Commons II Student Hsg.)	5.000		06/01/2033	103,635

5,300,000	Madison County, NY IDA (Commons II Student Hsg.)	5.000		06/01/2040	5,457,940

860,000	Madison County, NY IDA (Morrisville State College Foundation)	5.000		06/01/2028	873,640

1,100,000	Madison County, NY IDA (Morrisville State College Foundation)	5.000		06/01/2032	1,113,189

570,000	Middletown, NY IDA (Flanagan Design & Display)[1]	7.500		11/01/2018	447,074

2,390,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)	6.500		12/01/2042	2,433,402

3,660,000	Monroe County, NY IDA (Summit at Brighton)	5.500		07/01/2027	2,936,381

2,345,000	Monroe County, NY IDA (Summit at Brighton)	5.375		07/01/2032	1,701,297

375,000	Monroe County, NY IDA (Volunteers of America)	5.700		08/01/2018	372,551

2,765,000	Monroe County, NY IDA (Volunteers of America)	5.750		08/01/2028	2,673,921

850,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)	5.000		01/15/2038	942,165

1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.500		10/01/2041	2,001,846

850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.000		10/01/2026	925,964

500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.250		10/01/2031	541,495

1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000		06/01/2034	1,672,053

500,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000		06/01/2029	554,770

1,515,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000		06/01/2044	1,604,855

960,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.500		06/01/2034	1,083,446

850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.625		06/01/2026	955,272

15,100,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)	5.750		08/15/2035	18,137,516

650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[2]	06/01/2061	2,645,500

3  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)

$580,000	Monroe, NY Newpower Corp	5.625%		01/01/2026	$581,699

2,305,000	Monroe, NY Newpower Corp.	5.500		01/01/2034	2,310,301

700,000	Mount Vernon, NY IDA (Kings Court)	5.200		12/01/2033	707,581

2,600,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	2,602,158

1,385,000	Mount Vernon, NY IDA (Meadowview)	6.150		06/01/2019	1,387,687

802,824	Municipal Assistance Corp. for Troy, NY	5.733	[2]	07/15/2021	696,329

1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[2]	01/15/2022	1,035,507

490,000	Nassau County, NY IDA (ACDS)	5.950		11/01/2022	487,491

100,000	Nassau County, NY IDA (ALIA-ACDS)	7.500		06/01/2015	100,254

310,000	Nassau County, NY IDA (ALIA-HH)	7.125		06/01/2017	310,298

240,000	Nassau County, NY IDA (ALIA-HHS)	7.125		06/01/2017	240,230

15,000	Nassau County, NY IDA (ALIA-LVH)	7.500		06/01/2015	15,038

7,765,000	Nassau County, NY IDA (Amsterdam at Harborside)[4]	6.700		01/01/2043	5,668,450

2,245,000	Nassau County, NY IDA (CNGCS)	8.150		06/01/2030	2,247,986

75,000	Nassau County, NY IDA (CNGCS)	7.500		06/01/2015	75,190

3,805,000	Nassau County, NY IDA (CSMR)	5.950		11/01/2022	3,785,518

465,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950		11/01/2022	462,619

1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	1,663,519

3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)	5.250		06/01/2027	3,162,096

515,000	Nassau County, NY IDA (Life’s WORCA)	5.950		11/01/2022	512,363

3,535,000	Nassau County, NY IDA (New York Water Service Corp.)	5.000		12/01/2035	3,581,061

1,695,000	Nassau County, NY IDA (North Shore CFGA)	6.750		05/01/2024	1,695,695

860,000	Nassau County, NY IDA (PLUS Group Home)	6.150		11/01/2022	865,108

645,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500		11/01/2037	650,360

460,000	Nassau County, NY IDA, Series A-A	6.000		06/01/2021	464,301

4,800,000	Nassau County, NY IDA, Series A-B	6.000		06/01/2021	4,844,880

465,000	Nassau County, NY IDA, Series A-C	6.000		06/01/2021	469,348

515,000	Nassau County, NY IDA, Series A-D	6.000		06/01/2021	519,815

1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	5.646	[2]	06/01/2060	5,423,805

40,000,000	Nassau County, NY Tobacco Settlement Corp.	6.350	[2]	06/01/2060	165,600

5,400,000	Nassau County, NY Tobacco Settlement Corp.	5.250		06/01/2026	5,247,774

105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[2]	06/01/2046	3,536,386

122,875,000	Nassau County, NY Tobacco Settlement Corp.	5.125		06/01/2046	92,409,373

20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[2]	06/01/2046	727,000

22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000		06/01/2035	18,999,431

3,670,000	New Rochelle, NY IDA (Soundview Apartments)	5.375		04/01/2036	3,739,290

1,500,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	1,502,610

1,480,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.250		05/15/2034	1,485,994

6,295,000	Niagara County, NY Tobacco Asset Securitization Corp.	6.250		05/15/2040	6,320,495

125,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	126,801

4  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)

$500,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000%		05/01/2035	$532,590

850,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2042	902,547

2,270,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)	7.375		12/15/2021	2,670,201

19,230,000	NY Counties Tobacco Trust I	6.625		06/01/2042	19,157,503

6,245,000	NY Counties Tobacco Trust I	6.500		06/01/2035	6,244,188

3,720,000	NY Counties Tobacco Trust I	6.250		06/01/2028	3,719,516

53,880,000	NY Counties Tobacco Trust II (TASC)	5.750		06/01/2043	53,078,804

29,770,000	NY Counties Tobacco Trust II (TASC)	5.625		06/01/2035	29,767,321

245,000	NY Counties Tobacco Trust III	6.000		06/01/2043	244,975

7,000,000	NY Counties Tobacco Trust IV	5.000		06/01/2038	5,653,760

304,690,000	NY Counties Tobacco Trust IV	5.373	[2]	06/01/2055	4,268,707

608,700,000	NY Counties Tobacco Trust IV	5.823	[2]	06/01/2060	2,520,018

131,335,000	NY Counties Tobacco Trust IV	4.866	[2]	06/01/2050	3,178,307

82,500,000	NY Counties Tobacco Trust IV (TASC)	6.250		06/01/2041	72,220,500

52,535,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2042	39,648,690

38,275,000	NY Counties Tobacco Trust IV (TASC)	5.000		06/01/2045	28,680,223

236,140,000	NY Counties Tobacco Trust V	6.070	[2]	06/01/2038	42,578,403

643,195,000	NY Counties Tobacco Trust V	6.850	[2]	06/01/2055	7,737,636

3,486,000,000	NY Counties Tobacco Trust V	6.736	[2]	06/01/2060	14,432,040

598,653,613	NY Counties Tobacco Trust V	5.170	[2]	06/01/2050	16,534,813

62,345,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[5]	5.625		01/15/2046	70,376,262

15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[5]	5.125		01/15/2044	16,528,950

2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[1]	6.125		02/15/2019	22

500,000	NY MTA, Series A	5.000		11/15/2027	583,860

3,400,000	NY MTA, Series A	5.000		11/15/2029	3,911,870

500,000	NY MTA, Series A	5.000		11/15/2026	588,105

6,800,000	NY MTA, Series A	5.250		11/15/2038	7,679,308

4,000,000	NY MTA, Series C	5.000		11/15/2038	4,447,920

1,100,000	NY MTA, Series D	5.250		11/15/2032	1,294,810

1,100,000	NY MTA, Series D	5.250		11/15/2033	1,290,014

1,100,000	NY MTA, Series D	5.250		11/15/2031	1,298,660

2,150,000	NY MTA, Series D	5.000		11/15/2032	2,437,218

27,675,000	NY MTA, Series D	5.000		11/15/2030	31,606,787

10,000,000	NY MTA, Series D	5.000		11/15/2027	11,487,100

1,225,000	NY MTA, Series D	5.250		11/15/2034	1,372,674

1,375,000	NY MTA, Series D	5.250		11/15/2026	1,664,602

585,000	NY MTA, Series D	5.250		11/15/2027	703,416

690,000	NY MTA, Series D	5.250		11/15/2028	823,129

1,100,000	NY MTA, Series D	5.250		11/15/2030	1,305,425

1,100,000	NY MTA, Series D	5.250		11/15/2029	1,307,372

8,000,000	NY MTA, Series D-1	5.000		11/01/2027	9,324,160

3,500,000	NY MTA, Series D-1	5.000		11/01/2028	4,046,805

61,110,000	NY MTA, Series F	5.000		11/15/2030	69,791,898

3,000,000	NY MTA, Series H	5.000		11/15/2025	3,556,500

5  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)

$2,100,000	NY MTA, Series H	5.000%		11/15/2033	$2,372,496

2,100,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2030	2,437,743

3,200,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2029	3,689,664

303,515,000	NY TSASC, Inc. (TFABs)	5.125		06/01/2042	246,709,133

250,510,000	NY TSASC, Inc. (TFABs)	5.000		06/01/2034	207,650,244

3,950,000	NY TSASC, Inc. (TFABs)	5.000		06/01/2026	3,871,790

5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250	[6]	11/01/2042	5,027,450

5,000,000	NYC GO	5.000		08/01/2029	5,773,150

5,760,000	NYC GO	5.000		08/01/2031	6,601,594

15,000	NYC GO	5.000		06/01/2020	15,492

3,800,000	NYC GO	5.000		08/01/2035	4,264,930

2,500,000	NYC GO	5.000		10/01/2029	2,918,200

350,000	NYC GO	5.000		10/01/2030	403,914

3,000,000	NYC GO	5.000		08/01/2029	3,492,330

10,000,000	NYC GO5	5.000		10/01/2034	11,252,100

9,265,000	NYC GO5	5.000		12/01/2033	9,341,728

4,750,000	NYC GO5	5.000		03/01/2035	4,830,036

20,000,000	NYC GO5	5.250		03/01/2021	23,421,600

8,750,000	NYC GO	5.000		03/01/2033	9,942,188

60,000	NYC GO	5.000		04/01/2035	61,479

15,000	NYC GO	5.000		04/01/2035	15,301

1,915,000	NYC GO	5.000		10/01/2034	2,164,601

15,000	NYC GO	5.500		11/15/2037	15,063

5,000	NYC GO	7.750		08/15/2028	5,137

230,000	NYC GO	5.250		06/01/2027	230,918

5,000	NYC GO	5.320		01/15/2028	5,020

7,565,000	NYC GO5	5.000		08/01/2030	7,838,353

5,400,000	NYC GO5	5.000		08/01/2035	5,574,984

5,000	NYC GO	7.250		08/15/2024	5,029

380,000	NYC GO	5.375		06/01/2032	381,562

5,135,000	NYC GO	5.000		10/01/2032	5,851,076

3,300,000	NYC GO	5.000		10/01/2033	3,742,629

2,000,000	NYC GO	6.250		12/15/2031	2,367,960

1,340,000	NYC GO	5.000		05/15/2036	1,520,337

1,475,000	NYC GO ROLs[7]	18.483	[8]	05/15/2031	2,330,913

875,000	NYC GO ROLs[7]	18.498	[8]	05/15/2033	1,366,015

5,395,000	NYC GO ROLs[7]	18.464	[8]	05/15/2036	8,299,236

2,670,000	NYC HDC (Multifamily Hsg.)	5.450		11/01/2046	2,719,422

780,000	NYC HDC (Multifamily Hsg.)	5.000		11/01/2030	802,768

5,100,000	NYC HDC (Multifamily Hsg.)	5.150		11/01/2037	5,171,757

3,500,000	NYC HDC (Multifamily Hsg.)[5]	5.000		11/01/2037	3,529,855

7,205,000	NYC HDC (Multifamily Hsg.)	5.250		11/01/2045	7,372,300

5,140,000	NYC HDC (Multifamily Hsg.)	5.350		11/01/2037	5,309,209

3,735,000	NYC HDC (Multifamily Hsg.)	5.450		11/01/2040	3,862,102

10,910,000	NYC HDC (Multifamily Hsg.)[5]	5.700		11/01/2046	11,720,373

8,035,000	NYC HDC (Multifamily Hsg.)[5]	5.200		11/01/2040	8,215,755

3,090,000	NYC HDC (Multifamily Hsg.)[5]	5.500		11/01/2034	3,315,835

2,840,000	NYC HDC (Multifamily Hsg.)[5]	5.550		11/01/2039	3,042,464

1,215,000	NYC HDC (Multifamily Hsg.)	5.350		05/01/2041	1,256,565

6  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)

$1,675,000	NYC HDC (Multifamily Hsg.)	5.200%	11/01/2035	$1,716,121

2,435,000	NYC HDC (Multifamily Hsg.)[5]	5.100	11/01/2027	2,570,350

3,000,000	NYC HDC (Multifamily Hsg.)[5]	5.125	11/01/2032	3,080,370

4,685,000	NYC HDC (Multifamily Hsg.)[5]	5.050	11/01/2039	4,724,429

25,000	NYC HDC (Multifamily Hsg.)	5.550	11/01/2039	26,782

890,000	NYC HDC (Multifamily Hsg.)	4.950	11/01/2039	932,871

70,000	NYC HDC (Multifamily Hsg.), Series A	5.500	11/01/2034	70,256

29,385,000	NYC HDC (Multifamily Hsg.), Series B5	5.350	05/01/2049	30,122,527

11,250,000	NYC HDC (Multifamily Hsg.), Series C5	5.050	11/01/2036	11,378,566

8,365,000	NYC HDC (Multifamily Hsg.), Series C5	5.125	05/01/2040	8,439,362

13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[5]	4.875	11/01/2039	13,330,622

1,345,000	NYC HDC (Multifamily Hsg.), Series H-2	5.200	11/01/2038	1,346,009

3,400,000	NYC HDC (Multifamily Hsg.), Series H-2	5.250	05/01/2046	3,402,516

15,510,000	NYC HDC (Multifamily Hsg.), Series I-2[5]	5.200	11/01/2038	15,687,250

2,750,000	NYC HDC, Series C5	5.000	11/01/2026	2,792,818

45,000	NYC IDA (Allied Metal)	6.375	12/01/2014	44,969

940,000	NYC IDA (Allied Metal)	7.125	12/01/2027	916,425

2,130,000	NYC IDA (Amboy Properties)	6.750	06/01/2020	2,076,899

59,350,000	NYC IDA (American Airlines)	7.750	08/01/2031	65,343,757

39,860,000	NYC IDA (American Airlines)	8.000	08/01/2028	43,928,510

338,060,000	NYC IDA (American Airlines)	8.500	08/01/2028	352,738,565

200,000	NYC IDA (American Airlines)	7.500	08/01/2016	210,446

18,200,000	NYC IDA (American Airlines)	7.625	08/01/2025	19,787,950

525,000	NYC IDA (Atlantic Veal & Lamb)	8.375	12/01/2016	525,047

22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200	10/01/2022	21,574,220

153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750	10/01/2036	128,351,046

97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650	10/01/2028	83,762,969

2,895,000	NYC IDA (Center for Elimination of Family Violence)	7.375	11/01/2036	2,987,379

13,600,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	12,424,280

3,400,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	3,106,070

18,000,000	NYC IDA (Chapin School)	5.000	11/01/2038	18,239,040

3,145,000	NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	3,148,019

680,000	NYC IDA (Comprehensive Care Management)	7.875	12/01/2016	682,305

3,385,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	3,389,807

1,340,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	1,341,822

1,490,000	NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	1,576,346

805,000	NYC IDA (Cool Wind Ventilation)	5.450	11/01/2017	796,934

5,685,000	NYC IDA (Cool Wind Ventilation)	6.075	11/01/2027	5,375,224

725,000	NYC IDA (Cool Wind Ventilation)	5.450	11/01/2017	717,736

5,500,000	NYC IDA (Family Support Systems)[1]	7.500	11/01/2034	2,198,955

2,670,000	NYC IDA (Gourmet Boutique)	10.000	05/01/2021	1,922,961

7,290,000	NYC IDA (Guttmacher Institute)	5.750	12/01/2036	7,295,759

600,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	606,888

1,240,000	NYC IDA (Liberty-IAC/Interactive Corp.)	5.000	09/01/2035	1,265,271

3,745,000	NYC IDA (Manhattan Community Access Corp.)	6.000	12/01/2036	3,788,217

7  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)

$1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375%		11/01/2038	$1,925,623

9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375		11/01/2038	9,323,268

14,745,000	NYC IDA (MediSys Health Network)	6.250		03/15/2024	13,881,828

8,405,000	NYC IDA (Metro Biofuels)[1]	6.000		11/01/2028	7,228,300

1,945,000	NYC IDA (Metropolitan College of New York)	5.750		03/01/2020	1,978,260

1,750,000	NYC IDA (PSCH)	6.375		07/01/2033	1,750,420

6,800,000	NYC IDA (Reece School)	7.500		12/01/2037	7,166,588

1,000,000	NYC IDA (Roundabout Theatre)	5.000		10/01/2023	968,660

2,760,000	NYC IDA (Sahadi Fine Foods)	6.750		11/01/2019	2,760,497

200,000	NYC IDA (Samaritan Aids Services)	5.000		11/01/2024	200,394

875,000	NYC IDA (SFTU/YAI/CRV Obligated Group)	5.000		07/01/2026	831,609

145,000	NYC IDA (Special Needs Facilities Pooled Program)	7.875		08/01/2025	145,318

500,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650		07/01/2023	500,385

995,000	NYC IDA (Special Needs Facilities Pooled Program)	5.250		07/01/2022	937,579

1,625,000	NYC IDA (Special Needs Facilities Pooled Program)	4.750		07/01/2020	1,567,085

475,000	NYC IDA (St. Francis College)	5.000		10/01/2034	475,565

5,760,000	NYC IDA (Stallion)	5.500		11/01/2031	5,077,786

955,000	NYC IDA (Stallion)	6.000		11/01/2027	920,057

155,000	NYC IDA (Streamline Plastics)	7.750		12/01/2015	155,050

1,275,000	NYC IDA (Streamline Plastics)	8.125		12/01/2025	1,275,115

6,808,500	NYC IDA (Studio School)[1]	7.000		11/01/2038	5,406,426

1,500,000	NYC IDA (Terminal One Group Assoc.)	5.500	[6]	01/01/2021	1,584,675

1,000,000	NYC IDA (The Bank Street College)	5.250		12/01/2030	1,001,060

380,000	NYC IDA (The Bank Street College)	5.250		12/01/2021	380,749

8,700,000	NYC IDA (The Child School)	7.550		06/01/2033	8,751,156

3,475,000	NYC IDA (Therapy & Learning Center)	8.250		09/01/2031	3,480,039

32,040,000	NYC IDA (Unicef)	5.300		11/01/2038	32,140,285

5,000,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)	5.000		07/01/2034	5,586,750

3,635,000	NYC IDA (Urban Resource Institute)	7.375		11/01/2033	3,636,745

4,200,000	NYC IDA (Visy Paper)	7.800		01/01/2016	4,207,266

70,500,000	NYC IDA (Visy Paper)	7.950		01/01/2028	70,653,690

1,930,000	NYC IDA (Vocational Instruction)[1]	7.750		02/01/2033	1,154,854

1,210,000	NYC IDA (W & W Jewelers)	8.250		02/01/2021	1,211,452

2,900,000	NYC IDA (Weizmann Institute)	5.900		11/01/2034	2,900,725

5,930,000	NYC IDA (Weizmann Institute)	5.900		11/01/2034	5,931,483

995,000	NYC IDA (World Casing Corp.)	6.700		11/01/2019	978,105

70,000	NYC IDA (Yankee Stadium)	5.000		03/01/2036	71,584

100,000	NYC IDA (Yankee Stadium)	5.000		03/01/2031	102,338

16,500,000	NYC IDA (Yankee Stadium)	7.000		03/01/2049	20,147,820

6,800,000	NYC IDA (Yankee Stadium)	2.832		03/01/2022	6,349,432

18,110,000	NYC IDA (Yankee Stadium)	5.000		03/01/2046	18,449,019

24,270,000	NYC IDA (Yeled Yalda Early Childhood)	5.725		11/01/2037	24,337,713

21,570,000	NYC Municipal Water Finance Authority[5]	5.375		06/15/2043	25,308,249

8  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)

$31,750,000	NYC Municipal Water Finance Authority[5]	5.500%	06/15/2043	$37,540,804

2,650,000	NYC Municipal Water Finance Authority	5.750	06/15/2040	3,050,521

8,950,000	NYC Municipal Water Finance Authority	5.000	06/15/2031	10,206,222

7,405,000	NYC Municipal Water Finance Authority	5.250	06/15/2044	8,301,523

25,000	NYC Municipal Water Finance Authority	5.000	06/15/2024	25,254

1,900,000	NYC Municipal Water Finance Authority	5.625	06/15/2027	2,226,363

7,350,000	NYC Municipal Water Finance Authority	5.250	06/15/2040	8,349,380

50,000	NYC Transitional Finance Authority	5.000	02/01/2033	50,188

700,000	NYC Transitional Finance Authority	5.125	01/15/2034	784,917

15,000,000	NYC Transitional Finance Authority (Building Aid)[5]	5.250	07/15/2037	17,133,450

1,700,000	NYC Transitional Finance Authority (Building Aid)	5.500	01/15/2039	1,952,552

5,410,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2040	6,022,683

25,000,000	NYC Transitional Finance Authority (Building Aid)[5]	5.000	07/15/2037	27,998,000

8,190,000	NYC Transitional Finance Authority (Future Tax)	5.000	02/01/2035	9,298,598

15,000,000	NYC Transitional Finance Authority (Future Tax)[5]	5.000	05/01/2034	17,180,250

20,335,000	NYC Transitional Finance Authority (Future Tax)[5]	5.000	02/01/2030	23,533,262

1,845,000	NYS Convention Center Devel. Corp. (Hotel Unit)	5.000	11/15/2035	1,912,158

850,000	NYS DA (Brooklyn Law School)	5.000	07/01/2028	936,785

430,000	NYS DA (Brooklyn Law School)	5.000	07/01/2030	469,625

850,000	NYS DA (Brooklyn Law School)	5.000	07/01/2027	941,358

430,000	NYS DA (Brooklyn Law School)	5.000	07/01/2029	471,147

260,000	NYS DA (Catholic Health System)	5.000	07/01/2032	284,604

500,000	NYS DA (Catholic Health System)	5.000	07/01/2032	547,315

300,000	NYS DA (Culinary Institute of America)	5.000	07/01/2034	324,276

285,000	NYS DA (Fordham University)	5.000	07/01/2038	317,453

200,000	NYS DA (Fordham University)	5.000	07/01/2030	228,414

5,300,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2031	5,509,668

5,700,000	NYS DA (Interagency Council)	7.000	07/01/2035	7,154,868

3,000,000	NYS DA (Iona College)	5.000	07/01/2032	3,219,810

3,490,000	NYS DA (Manhattan College)	5.300	07/01/2037	3,603,704

18,230,000	NYS DA (Memorial Sloan-Kettering)[5]	5.000	07/01/2035	19,290,824

150,000	NYS DA (Mental Health Services Facilities)	5.000	02/15/2037	156,945

860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2029	921,438

135,000	NYS DA (New School University)	5.000	07/01/2033	135,163

5,150,000	NYS DA (New School University)[3]	5.000	07/01/2041	5,154,893

1,000,000	NYS DA (New School University)	5.750	07/01/2050	1,130,440

150,000	NYS DA (New York Methodist Hospital)	5.250	07/01/2033	150,321

40,000,000	NYS DA (New York University)	5.250	07/01/2048	44,915,600

11,500,000	NYS DA (North Shore L.I. Jewish Obligated Group)	5.250	05/01/2034	12,702,785

8,575,000	NYS DA (NYU Hospitals Center)	5.000	07/01/2036	8,952,900

2,000,000	NYS DA (NYU Hospitals Center)	5.625	07/01/2037	2,186,700

6,035,000	NYS DA (Providence Rest)	5.000	07/01/2035	6,026,792

3,100,000	NYS DA (Providence Rest)	5.250	07/01/2025	3,116,337

2,700,000	NYS DA (Providence Rest)	5.125	07/01/2030	2,705,805

9  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)

$1,750,000	NYS DA (School District Bond Financing Program), Series C	7.250%		10/01/2028	$2,130,555

1,525,000	NYS DA (School District Bond Financing Program), Series C	7.500		04/01/2039	1,862,559

2,645,000	NYS DA (School District Bond Financing Program), Series C	7.375		10/01/2033	3,217,748

5,770,000	NYS DA (Smithtown Special Library District)	6.000		07/01/2028	6,688,757

2,480,000	NYS DA (Special Surgery Hospital)	6.000		08/15/2038	2,869,186

270,000	NYS DA (St. John’s University)	5.000		07/01/2028	306,194

10,750,000	NYS DA (St. John’s University)	5.000		07/01/2030	12,088,375

3,500,000	NYS DA (St. Joseph’s College)	5.250		07/01/2035	3,718,015

47,500,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	51,338,950

5,620,000	NYS DA (State Personal Income Tax Authority)	5.000		02/15/2034	6,360,491

15,915,000	NYS DA (State Personal Income Tax Authority)[5]	5.000		03/15/2034	18,054,767

3,000,000	NYS DA (State University of New York)	5.000		07/01/2040	3,319,080

5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)	6.250		02/15/2035	6,008,394

4,395,000	NYS DA (The New School)	5.000		07/01/2031	4,847,949

60,000	NYS DA (University of Rochester)	5.000		07/01/2034	60,216

1,000,000	NYS DA (University of Rochester)	0.000	[9]	07/01/2039	1,160,820

11,695,000	NYS DA (Vassar College)[5]	5.000		07/01/2046	12,802,230

3,000,000	NYS DA (Yeshiva University)	5.000		09/01/2034	3,008,280

6,565,000	NYS DA (Yeshiva University)	5.000		09/01/2038	6,519,439

3,105,000	NYS DA (Yeshiva University)	5.000		11/01/2031	3,132,479

1,405,000	NYS EFC (Clean Water & Drinking Revolving Funds)	5.000		06/15/2037	1,579,515

215,000	NYS EFC (NYC Municipal Water Finance Authority)	5.000		06/15/2034	215,808

250,000	NYS EFC (United Waterworks)	5.150		03/01/2034	250,245

15,000	NYS ERDA (Brooklyn Union Gas Company)	5.500		01/01/2021	15,063

25,000	NYS ERDA (Brooklyn Union Gas Company)	4.700		02/01/2024	26,136

16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	13.516	[8]	07/01/2026	16,465,282

7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	12.313	[8]	04/01/2020	7,019,740

600,000	NYS HFA (Affordable Hsg.)	5.200		11/01/2030	633,888

150,000	NYS HFA (Affordable Hsg.)	6.750		11/01/2038	176,354

2,000,000	NYS HFA (Affordable Hsg.)	5.000		11/01/2042	2,119,200

10,220,000	NYS HFA (Affordable Hsg.)[5]	5.450		11/01/2045	10,518,716

2,365,000	NYS HFA (Affordable Hsg.)	5.250		11/01/2038	2,427,814

1,080,000	NYS HFA (Affordable Hsg.)	6.450		11/01/2029	1,199,891

1,205,000	NYS HFA (Children’s Rescue)	7.625		05/01/2018	1,205,337

920,000	NYS HFA (Friendship)	5.100		08/15/2041	926,247

1,125,000	NYS HFA (Golden Age Apartments)	5.000		02/15/2037	1,137,150

150,000	NYS HFA (Highland Avenue Senior Apartments)	5.000		02/15/2039	152,340

120,000	NYS HFA (Horizons at Wawayanda)	5.150		11/01/2040	123,578

1,255,000	NYS HFA (Multifamily Hsg.)	6.400		11/15/2027	1,257,711

1,710,000	NYS HFA (Multifamily Hsg.)	5.650		02/15/2034	1,712,001

2,080,000	NYS HFA (Multifamily Hsg.)	5.375		02/15/2035	2,081,851

490,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2015	492,793

465,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2014	467,753

585,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2017	588,001

530,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2016	532,867

10  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

New York (Continued)

$620,000	NYS HFA (Nonprofit Hsg.)	8.400%		11/01/2018	$623,038

1,145,000	NYS HFA (State Personal Income Tax Authority)	5.000		03/15/2036	1,191,189

105,000	NYS HFA (State Personal Income Tax Authority)	5.000		03/15/2036	109,905

395,000	NYS LGSC (SCSB)	7.375		12/15/2016	396,477

835,000	NYS LGSC (SCSB)	7.750		12/15/2021	837,948

1,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.000		11/15/2031	1,111,480

20,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750		11/15/2051	23,039,800

7,650,000	NYS Thruway Authority	5.000		01/01/2032	8,589,879

50,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	4.625		09/15/2030	49,720

830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	5.000		09/15/2035	830,631

1,185,000	Onondaga County, NY IDA (Free Library)	5.125		03/01/2030	1,244,760

1,115,000	Onondaga County, NY IDA (Free Library)	5.125		03/01/2037	1,162,644

42,834,598	Onondaga County, NY Res Rec	0.000	[9]	05/01/2022	38,463,327

4,635,000	Onondaga County, NY Res Rec	5.000		05/01/2015	4,637,457

1,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000		07/01/2032	1,069,820

3,465,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)	5.250		12/01/2041	3,765,069

2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)	5.375		07/01/2040	2,143,660

1,435,000	Orange County, NY Funding Corp. (Mount St. Mary College)	5.000		07/01/2042	1,503,909

2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2026	2,236,967

1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2021	1,717,264

6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375		12/01/2026	6,352,282

19,290,000	Port Authority NY/NJ (Continental Airlines)	9.125		12/01/2015	19,603,463

32,120,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	32,211,221

16,540,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2022	16,639,240

345,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500		12/01/2028	365,942

34,400,000	Port Authority NY/NJ (KIAC)[3]	6.750		10/01/2019	34,279,256

26,000,000	Port Authority NY/NJ, 138th Series[5]	4.750		12/01/2034	26,309,660

27,255,000	Port Authority NY/NJ, 141st Series[5]	4.500		09/01/2029	27,736,043

47,910,000	Port Authority NY/NJ, 143rd Series[5]	5.000		10/01/2030	49,511,152

35,000	Port Authority NY/NJ, 143rd Series	5.000		04/01/2036	36,013

26,100,000	Port Authority NY/NJ, 146th Series[5]	4.750		12/01/2027	27,985,934

10,000	Port Authority NY/NJ, 146th Series	4.500		12/01/2034	10,202

10,000	Port Authority NY/NJ, 146th Series	4.750		12/01/2027	10,730

13,005,000	Port Authority NY/NJ, 147th Series[5]	4.750		10/15/2028	13,935,370

17,790,000	Port Authority NY/NJ, 147th Series[5]	5.000		10/15/2027	19,160,894

20,000,000	Port Authority NY/NJ, 147th Series[5]	5.000		10/15/2032	20,849,365

82,000,000	Port Authority NY/NJ, 151st Series[5]	5.750		03/15/2035	92,357,232

15,000,000	Port Authority NY/NJ, 151st Series[5]	6.000		09/15/2028	17,093,700

13,715,000	Port Authority NY/NJ, 152nd Series	5.250		05/01/2038	15,212,678

11  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

New York (Continued)

$22,500,000	Port Authority NY/NJ, 152nd Series[5]	5.750%		11/01/2030	$25,537,950

101,940,000	Port Authority NY/NJ, 152nd Series[5]	5.250		11/01/2035	113,243,107

15,300,000	Port Authority NY/NJ, 161st Series[5]	5.000		10/15/2031	17,707,455

20,250,000	Port Authority NY/NJ, 163rd Series[5]	5.000		07/15/2039	23,231,807

15,000,000	Port Authority NY/NJ, 166th Series[5]	5.250		07/15/2036	17,119,800

21,515,000	Port Authority NY/NJ, 166th Series[5]	5.000		01/15/2041	24,088,779

400,000	Port Authority NY/NJ, 172nd Series	5.000		10/01/2034	442,488

2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)	6.000		08/01/2032	2,760,069

2,525,000	Ramapo, NY Local Devel. Corp.	5.000		03/15/2033	2,764,370

1,500,000	Rensselaer County, NY IDA (Franciscan Heights)	5.375		12/01/2036	1,503,840

7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.750		06/01/2043	7,299,343

6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.625		06/01/2035	6,344,328

4,820,000	Rensselaer, NY City School District COP	5.000		06/01/2036	4,880,877

975,000	Riverhead, NY IDA (Michael Reilly Design)	8.875		08/01/2021	978,296

1,195,000	Rockland County, NY IDA (CRV/Rockland County Assoc. for the Learning Disabled Obligated Group)	4.900		07/01/2021	1,161,468

30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[2]	08/15/2045	1,178,100

13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.750		08/15/2043	13,082,953

486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.596	[2]	08/15/2060	2,002,320

9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.625		08/15/2035	9,224,170

25,000	Sanford Town, NY GO	5.250		04/15/2017	26,345

25,000	Sanford Town, NY GO	5.250		04/15/2018	26,234

25,000	Sanford Town, NY GO	5.250		04/15/2019	26,092

20,000	Sanford Town, NY GO	5.250		04/15/2016	21,160

20,000	Sanford Town, NY GO	5.250		04/15/2015	20,440

40,000	Sanford Town, NY GO	5.250		04/15/2028	41,036

25,000	Sanford Town, NY GO	5.250		04/15/2020	26,017

35,000	Sanford Town, NY GO	5.250		04/15/2026	35,949

30,000	Sanford Town, NY GO	5.250		04/15/2024	30,898

35,000	Sanford Town, NY GO	5.250		04/15/2025	35,989

30,000	Sanford Town, NY GO	5.250		04/15/2021	31,083

30,000	Sanford Town, NY GO	5.250		04/15/2022	31,011

30,000	Sanford Town, NY GO	5.250		04/15/2023	30,955

40,000	Sanford Town, NY GO	5.250		04/15/2029	40,996

60,000	Sanford Town, NY GO	5.250		04/15/2035	61,276

40,000	Sanford Town, NY GO	5.250		04/15/2027	41,051

55,000	Sanford Town, NY GO	5.250		04/15/2034	56,219

50,000	Sanford Town, NY GO	5.250		04/15/2032	51,124

50,000	Sanford Town, NY GO	5.250		04/15/2033	51,101

45,000	Sanford Town, NY GO	5.250		04/15/2031	46,032

45,000	Sanford Town, NY GO	5.250		04/15/2030	46,072

60,000	Sanford Town, NY GO	5.250		04/15/2036	61,267

12  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

New York (Continued)

$24,470,000	SONYMA, Series 109[5]	4.950%	10/01/2034	$24,486,159

22,320,000	SONYMA, Series 137[5]	4.700	10/01/2031	22,488,667

10,930,000	SONYMA, Series 140[5]	4.750	10/01/2037	10,982,108

7,345,000	SONYMA, Series 143[5]	4.900	10/01/2037	7,657,193

1,510,000	St. Lawrence County, NY IDA (Clarkson University)	5.000	09/01/2041	1,657,361

520,000	St. Lawrence County, NY IDA (Clarkson University)	6.000	09/01/2034	609,892

4,775,000	St. Lawrence County, NY IDA (Clarkson University)	5.375	09/01/2041	5,336,397

4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	7.250	12/01/2029	3,720,562

1,355,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2031	1,513,413

1,280,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2030	1,437,491

25,075,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)	5.000	07/01/2028	27,476,182

1,005,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750	06/01/2027	1,017,311

945,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.000	12/01/2019	955,357

4,230,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375	12/01/2040	4,427,118

545,000	Suffolk County, NY IDA (ACLD)	6.000	12/01/2019	550,973

1,425,000	Suffolk County, NY IDA (ALIA-ACLD)[3]	5.950	10/01/2021	1,448,156

165,000	Suffolk County, NY IDA (ALIA-ADD)	7.125	06/01/2017	165,157

40,000	Suffolk County, NY IDA (ALIA-ADD)	6.950	12/01/2014	40,088

845,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500	11/01/2037	852,647

1,955,000	Suffolk County, NY IDA (ALIA-DDI)[3]	5.950	10/01/2021	1,986,769

555,000	Suffolk County, NY IDA (ALIA-FREE)[3]	5.950	10/01/2021	564,019

395,000	Suffolk County, NY IDA (ALIA-IGHL)[3]	5.950	10/01/2021	401,419

590,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	599,334

340,000	Suffolk County, NY IDA (ALIA-IGHL)[3]	6.000	10/01/2031	333,237

35,000	Suffolk County, NY IDA (ALIA-NYS ARC)	7.500	09/01/2015	35,463

545,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950	11/01/2022	553,622

80,000	Suffolk County, NY IDA (ALIA-Pederson-Krag Center)	8.375	06/01/2016	80,356

45,000	Suffolk County, NY IDA (ALIA-SMCFS)	7.500	09/01/2015	45,595

1,325,000	Suffolk County, NY IDA (ALIA-UCPAGS)[3]	5.950	10/01/2021	1,346,531

150,000	Suffolk County, NY IDA (ALIA-UCPAGS)	6.950	12/01/2014	150,165

200,000	Suffolk County, NY IDA (ALIA-UCPAGS)	7.000	06/01/2016	200,416

3,530,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500	11/01/2037	3,561,947

530,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022	538,385

285,000	Suffolk County, NY IDA (Catholic Charities)[3]	6.000	10/01/2020	289,349

245,000	Suffolk County, NY IDA (DDI)[3]	6.000	10/01/2020	248,739

230,000	Suffolk County, NY IDA (DDI)[3]	6.000	10/01/2020	233,510

95,000	Suffolk County, NY IDA (DDI)	6.000	12/01/2019	96,041

130,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2036	114,483

1,980,000	Suffolk County, NY IDA (Federation of Organizations)	8.125	04/01/2030	1,982,970

13  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

New York (Continued)

$1,995,000	Suffolk County, NY IDA (Huntington First Aid Squad)	6.650%		11/01/2017	$1,996,197

600,000	Suffolk County, NY IDA (Independent Group Home Living)[3]	6.000		10/01/2020	609,156

150,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000		12/01/2019	151,644

7,555,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)	6.375		01/01/2039	7,615,667

1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	1,905,713

24,580,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500		01/01/2023	24,580,246

2,295,000	Suffolk County, NY IDA (Pederson-Krager Center)	8.125		04/01/2030	2,194,548

4,800,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200		02/01/2035	4,059,744

660,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)	5.250		07/01/2022	645,975

250,000	Suffolk County, NY IDA (Suffolk Hotels)[3]	6.000		10/01/2020	254,525

3,130,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	7.875		09/01/2041	3,226,310

1,080,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	6.000		12/01/2019	1,091,837

530,000	Suffolk County, NY IDA (WORCA)[3]	6.000		10/01/2020	538,088

287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[2]	06/01/2048	8,241,633

119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.625		06/01/2044	112,544,096

10,080,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	9,701,597

29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	24,941,930

203,935,000	Syracuse, NY IDA (Carousel Center)	5.000		01/01/2036	206,321,040

1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)	5.375		01/01/2023	1,000,750

3,830,000	Syracuse, NY IDA (James Square)	2.552	[2]	08/01/2025	1,899,795

560,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	563,774

2,050,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2031	2,063,817

2,425,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000		07/01/2032	2,543,073

1,700,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000		07/01/2038	1,767,677

22,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)	5.000		09/01/2030	24,661,178

185,000	Ulster County, NY Res Rec	5.000		03/01/2020	193,436

3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.450		06/01/2040	3,020,776

1,730,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.250		06/01/2025	1,729,412

3,180,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.000		06/01/2040	3,112,489

1,280,000	Warren & Washington Counties, NY IDA (GFH/GFHF Obligated Group)	5.000		12/01/2035	1,282,010

20,000	Westchester County, NY GO	5.375		12/15/2014	20,220

14  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value

New York (Continued)

$6,245,000	Westchester County, NY Healthcare Corp., Series A	5.000%	11/01/2030	$6,828,221

687,344	Westchester County, NY Healthcare Corp., Series A	5.000	11/01/2044	756,697

1,700,000	Westchester County, NY Healthcare Corp., Series B	5.125	11/01/2041	1,839,825

1,190,000	Westchester County, NY IDA (Clearview School)	7.250	01/01/2035	1,206,017

1,145,000	Westchester County, NY IDA (Guiding Eyes for the Blind)	5.375	08/01/2024	1,169,904

520,000	Westchester County, NY IDA (JDAM)	6.750	04/01/2016	526,323

3,400,000	Westchester County, NY IDA (Lawrence Hospital)	5.000	01/01/2028	3,408,500

385,000	Westchester County, NY IDA (Lawrence Hospital)	5.125	01/01/2018	386,459

1,470,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2033	1,515,923

4,500,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.000	06/01/2026	4,383,675

59,400,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125	06/01/2038	54,907,578

52,815,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.125	06/01/2045	41,885,464

2,785,000	Yonkers, NY IDA (Hudson Scenic Studio)	6.625	11/01/2019	2,747,597

1,415,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500	11/01/2030	1,273,175

1,050,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000	06/01/2041	1,158,077

600,000	Yonkers, NY IDA (St. Joseph’s Hospital)	6.150	03/01/2015	600,360

1,000,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-A	6.150	03/01/2015	1,000,600

200,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B	6.150	03/01/2015	200,120

565,000	Yonkers, NY Parking Authority	6.000	06/15/2018	565,638

1,215,000	Yonkers, NY Parking Authority	6.000	06/15/2024	1,121,822

				4,999,578,774

U.S. Possessions—28.4%
825,000	Guam Education Financing Foundation COP	5.000	10/01/2023	853,751

3,600,000	Guam Government Business Privilege	5.000	01/01/2031	3,860,784

6,000,000	Guam Government Business Privilege	5.000	01/01/2032	6,415,080

345,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750	09/01/2031	391,237

1,560,000	Guam Power Authority, Series A	5.000	10/01/2024	1,842,516

2,790,000	Guam Power Authority, Series A	5.000	10/01/2030	3,191,844

1,230,000	Guam Power Authority, Series A	5.000	10/01/2023	1,451,043

29,920,000	Northern Mariana Islands Commonwealth, Series A	5.000	06/01/2030	25,731,499

1,700,000	Northern Mariana Islands Commonwealth, Series A3	5.000	10/01/2022	1,637,049

7,465,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	6,513,735

14,500,000	Northern Mariana Islands Ports Authority, Series A	6.600	03/15/2028	14,233,780

49,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125	07/01/2047	47,818,610

15  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)

$4,000,000	Puerto Rico Aqueduct & Sewer Authority	6.000%		07/01/2044	$2,993,000

55,825,000	Puerto Rico Aqueduct & Sewer Authority	6.125		07/01/2024	44,901,722

80,800,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	60,326,088

1,580,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	1,181,761

1,950,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	1,387,503

15,350,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	11,350,557

52,635,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	38,977,797

10,000,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2024	7,783,400

56,685,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	52,624,087

3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[2]	05/15/2057	53,009,393

3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[2]	05/15/2057	33,254,432

168,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.627	[2]	05/15/2050	12,352,735

745,000,000	Puerto Rico Children’s Trust Fund (TASC)	6.324	[2]	05/15/2055	17,634,150

30,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	22,278,300

3,205,000	Puerto Rico Commonwealth GO	5.625		07/01/2033	2,401,282

2,700,000	Puerto Rico Commonwealth GO	6.000		07/01/2035	2,061,558

3,670,000	Puerto Rico Commonwealth GO	6.000		07/01/2040	2,797,751

5,675,000	Puerto Rico Commonwealth GO	6.500		07/01/2040	4,410,894

1,000,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	781,980

7,850,000	Puerto Rico Commonwealth GO	5.500		07/01/2029	6,093,170

5,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2028	3,849,350

3,315,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	2,537,202

13,300,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	9,788,268

2,920,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	2,152,858

2,500,000	Puerto Rico Commonwealth GO	5.250		07/01/2032	1,855,725

2,200,000	Puerto Rico Commonwealth GO	5.250		07/01/2026	1,688,500

2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2033	1,480,940

14,500,000	Puerto Rico Commonwealth GO	5.250		07/01/2031	10,709,990

10,230,000	Puerto Rico Commonwealth GO	5.250		07/01/2034	7,597,207

4,965,000	Puerto Rico Commonwealth GO	5.250		07/01/2037	3,655,084

5,050,000	Puerto Rico Commonwealth GO	6.500		07/01/2037	3,943,747

390,000	Puerto Rico Commonwealth GO	6.000		07/01/2039	298,389

1,000,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	788,610

770,000	Puerto Rico Commonwealth GO	5.875		07/01/2036	575,236

76,300,000	Puerto Rico Commonwealth GO	5.500		07/01/2032	56,738,969

1,270,000	Puerto Rico Commonwealth GO	6.000		07/01/2028	1,289,888

5,000,000	Puerto Rico Commonwealth GO	5.375		07/01/2033	3,743,400

3,620,000	Puerto Rico Electric Power Authority, Series A	7.000	[10]	07/01/2033	2,153,864

2,000,000	Puerto Rico Electric Power Authority, Series A	5.000	[10]	07/01/2029	1,191,120

23,480,000	Puerto Rico Electric Power Authority, Series A	7.000	[10]	07/01/2043	13,968,252

18,990,000	Puerto Rico Electric Power Authority, Series A	6.750	[10]	07/01/2036	11,298,480

1,095,000	Puerto Rico Electric Power Authority, Series A	5.000	[10]	07/01/2042	651,853

10,105,000	Puerto Rico Electric Power Authority, Series AAA	5.250	[10]	07/01/2029	6,017,325

9,625,000	Puerto Rico Electric Power Authority, Series AAA	5.250	[10]	07/01/2031	5,730,725

9,000,000	Puerto Rico Electric Power Authority, Series AAA	5.250	[10]	07/01/2022	5,375,070

1,430,000	Puerto Rico Electric Power Authority, Series AAA	5.250	[10]	07/01/2027	851,780

20,170,000	Puerto Rico Electric Power Authority, Series CCC	5.250	[10]	07/01/2027	12,014,261

13,295,000	Puerto Rico Electric Power Authority, Series CCC	5.250	[10]	07/01/2028	7,917,704

510,000	Puerto Rico Electric Power Authority, Series RR	5.000	[10]	07/01/2024	504,920

6,885,000	Puerto Rico Electric Power Authority, Series TT	5.000	[10]	07/01/2037	4,098,640

16  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)

$6,320,000	Puerto Rico Electric Power Authority, Series TT	5.000%	[10]	07/01/2032	$3,763,054

33,350,000	Puerto Rico Electric Power Authority, Series WW	5.500	[10]	07/01/2038	19,848,920

3,700,000	Puerto Rico Electric Power Authority, Series WW	5.000	[10]	07/01/2028	2,203,757

7,000,000	Puerto Rico Electric Power Authority, Series XX	5.250	[10]	07/01/2040	4,166,610

7,590,000	Puerto Rico Electric Power Authority, Series ZZ	5.250	[10]	07/01/2025	4,522,198

10,000,000	Puerto Rico Electric Power Authority, Series ZZ	5.250	[10]	07/01/2024	5,967,400

270,000	Puerto Rico Highway & Transportation Authority	5.750		07/01/2020	166,074

4,000,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2029	3,839,600

4,945,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	3,445,083

4,845,000	Puerto Rico Highway & Transportation Authority	5.250		07/01/2030	4,496,208

9,515,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2028	5,062,836

8,980,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2033	4,776,731

1,840,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2042	977,886

1,120,000	Puerto Rico Highway & Transportation Authority, Series H	5.450		07/01/2035	595,616

1,145,000	Puerto Rico Highway & Transportation Authority, Series K	5.000		07/01/2030	609,129

6,500,000	Puerto Rico Highway & Transportation Authority, Series K	5.000		07/01/2027	3,459,040

915,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2030	632,604

2,600,000	Puerto Rico Highway & Transportation Authority, Series L	5.250		07/01/2023	2,705,248

10,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	11,204

78,610,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	41,772,568

57,615,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2039	38,992,104

3,190,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2032	3,182,440

5,000,000	Puerto Rico Infrastructure	6.000		12/15/2026	3,675,550

142,985,000	Puerto Rico Infrastructure	5.000		07/01/2041	85,312,000

675,000	Puerto Rico Infrastructure	5.000		07/01/2037	406,168

65,725,000	Puerto Rico Infrastructure	5.730	[2]	07/01/2045	5,988,205

1,295,000	Puerto Rico Infrastructure	5.500		07/01/2026	1,270,732

17,490,000	Puerto Rico Infrastructure	5.000		07/01/2037	10,524,258

25,255,000	Puerto Rico Infrastructure	5.000		07/01/2031	15,328,522

15,000,000	Puerto Rico Infrastructure	5.500		07/01/2027	14,557,500

41,740,000	Puerto Rico Infrastructure	5.000		07/01/2046	24,900,832

16,955,000	Puerto Rico Infrastructure	5.650	[2]	07/01/2029	5,786,063

25,000,000	Puerto Rico Infrastructure	5.800	[2]	07/01/2032	5,455,750

1,680,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,008,890

6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.500		12/01/2031	5,551,643

1,235,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		12/01/2021	1,206,472

6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	5,042,267

17  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)

$1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000%		04/01/2027	$1,198,625

1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	987,228

875,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	741,405

3,280,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	3,090,744

5,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)	6.250		07/01/2026	5,151,000

650,000	Puerto Rico ITEMECF (International American University)	5.000		10/01/2031	608,062

5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)	6.700		05/01/2024	5,049,030

7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750		06/01/2029	2,799,860

200,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2042	156,436

5,490,000	Puerto Rico ITEMECF (University Plaza)	5.000		07/01/2033	4,790,354

4,990,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2025	3,077,084

9,450,000	Puerto Rico Public Buildings Authority	5.375		07/01/2033	6,892,924

31,050,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	23,471,005

2,110,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	1,549,310

90,355,000	Puerto Rico Public Buildings Authority	5.000		07/01/2036	63,830,386

1,500,000	Puerto Rico Public Buildings Authority	6.250		07/01/2021	1,229,400

7,500,000	Puerto Rico Public Buildings Authority	6.250		07/01/2031	5,875,650

850,000	Puerto Rico Public Buildings Authority	5.500		07/01/2037	620,457

18,585,000	Puerto Rico Public Buildings Authority	5.250		07/01/2029	13,674,471

7,500,000	Puerto Rico Public Buildings Authority	5.000		07/01/2037	5,291,175

121,570,000	Puerto Rico Public Buildings Authority	5.250		07/01/2033	88,151,623

7,500,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	5,972,625

8,000,000	Puerto Rico Public Buildings Authority	6.500		07/01/2030	6,254,880

11,810,000	Puerto Rico Public Finance Corp., Series B	5.500		08/01/2031	6,034,201

15,265,000	Puerto Rico Sales Tax Financing Corp., Series A	7.890	[2]	08/01/2034	2,632,449

8,205,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	6,910,169

75,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2037	58,309

296,445,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250		08/01/2057	233,363,399

1,490,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	1,067,421

409,990,000	Puerto Rico Sales Tax Financing Corp., Series A	5.606	[2]	08/01/2054	32,569,606

30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[2]	08/01/2042	5,083,500

80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[2]	08/01/2043	12,718,400

3,130,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2024	2,615,146

10,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250		08/01/2043	7,367,100

250,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2042	201,993

39,470,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000	[9]	08/01/2032	30,152,317

9,985,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	7,385,605

95,245,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	81,022,064

4,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2036	3,072,160

1,450,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	1,181,431

4,525,000	University of Puerto Rico	5.000		06/01/2026	2,799,437

7,280,000	University of Puerto Rico, Series P	5.000		06/01/2030	4,383,142

67,190,000	University of Puerto Rico, Series Q	5.000		06/01/2036	39,753,635

24,375,000	University of Puerto Rico, Series Q	5.000		06/01/2030	14,675,700

18  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value

U.S. Possessions (Continued)

$590,000	V.I. Public Finance Authority (Matching Fund Loan Note)	6.000%		10/01/2039	$657,585

1,425,000	V.I. Public Finance Authority, Series A	5.000		10/01/2032	1,594,689

11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[2]	05/15/2035	1,512,819

					1,767,497,018

Total Municipal Bonds and Notes (Cost $7,747,753,431)					6,767,075,792

Shares
Common Stocks—0.1%

1,401	CMS Liquidating Trust[11,12] (Cost $4,483,200)				4,696,152

Total Investments, at Value (Cost $7,752,236,631)—109.0%					6,771,771,944

Net Other Assets (Liabilities)—(9.0)					(558,529,583)

Net Assets—100.0%					$6,213,242,361

Footnotes to Statement of Investments

1. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after September 30, 2014. See accompanying Notes.

4. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See accompanying Notes.

8. Represents the current interest rate for the inverse floating rate security. See accompanying Notes.

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

11. Non-income producing security.

12. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CFGA	Child and Family Guidance Assoc.
CNGCS	Central Nassau Guidance and Counseling Services
COP	Certificates of Participation
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute

19  OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

DRIVERS	Derivative Inverse Tax Exempt Receipts
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FREE	Family Residences and Essential Enterprises
GFH	Glens Falls Hospital
GFHF	Glens Falls Hospital Foundation
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HH	Harmony Heights, Inc.
HHS	Harmony Heights School
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LGSC	Local Government Services Corp.
LIFERS	Long Inverse Floating Exempt Receipts
LVH	Little Village House
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
RIBS	Residual Interest Bonds
ROLs	Reset Option Longs
SCSB	Schuyler Community Services Board
SFTU	Services for the Underserved
SMCFS	St. Mary’s Children and Family Services
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UNICEF	United Nations Children’s Fund
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

20  OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS September 30, 2014 Unaudited

Oppenheimer Rochester Fund Municipals (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$555,180
Sold securities	8,321,131

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet

21   OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 30, 2014 is as follows:

Cost	$24,329,348
Market Value	$16,446,899
Market value as % of Net Assets	0.26%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of September 30, 2014, securities with an aggregate market value of $112,245,933, representing 1.81% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with

22  OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a

23  OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2014, the Fund’s maximum exposure under such agreements is estimated at $345,775,000.

24  OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At September 30, 2014, municipal bond holdings with a value of $1,295,320,915 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $701,230,000 in short-term floating rate securities issued and outstanding at that date.

At September 30, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 23,960,000	NY Austin Trust Various States Inverse Certificates	8.022%	11/1/39	$24,416,438
15,585,000	NY Liberty Devel. Corp. (Bank of America at One Byrant Park) LIFERS	22.264	1/15/46	23,616,262
7,500,000	NY Liberty Devel. Corp. ROLs[3]	9.772	1/15/44	9,028,950
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.383	10/1/30	25,556,152
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.552	12/1/27	17,545,934
2,430,000	NYC GO DRIVERS	10.313	8/1/35	2,604,984
3,785,000	NYC GO DRIVERS	9.162	8/1/30	4,058,353
2,140,000	NYC GO DRIVERS	10.324	3/1/35	2,220,036
4,170,000	NYC GO DRIVERS	10.334	12/1/33	4,246,728
2,500,000	NYC GO ROLs[3]	18.588	10/1/34	3,752,100
5,000,000	NYC GO ROLs	19.332	3/1/21	8,421,600
710,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	20.282	11/1/39	912,464
1,750,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.343	11/1/37	1,779,855
1,375,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.343	11/1/26	1,417,818
2,730,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	20.87	11/1/46	3,540,373
1,225,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.491	11/1/27	1,360,350
4,015,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.662	11/1/40	4,195,755
1,500,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.595	11/1/32	1,580,370
4,180,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.601	5/1/40	4,254,362
775,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	20.017	11/1/34	1,000,835
2,340,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.453	11/1/39	2,379,429
11,195,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs[3]	13.074	5/1/49	11,932,527
5,395,000	NYC Municipal Water Finance Authority[3]	20.1	6/15/43	9,133,249
7,935,000	NYC Municipal Water Finance Authority LIFERS	20.271	6/15/43	13,725,804
3,750,000	NYC Transitional Finance Authority (Building Aid) ROLs[3]	19.602	7/15/37	5,883,450

25  OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 6,250,000	NYC Transitional Finance Authority (Building Aid) ROLs[3]	18.588%	7/15/37	$9,248,000
10,170,000	NYC Transitional Finance Authority (Future Tax) ROLs[3]	9.567	2/1/30	13,368,262
7,500,000	NYC Transitional Finance Authority (Future Tax) ROLs[3]	9.569	5/1/34	9,680,250
8,205,000	NYS DA (Memorial Sloan-Kettering) DRIVERS	10.334	7/1/35	9,265,824
5,265,000	NYS DA (Vassar College) DRIVERS	10.331	7/1/46	6,372,230
3,980,000	NYS DA ROLs[3]	18.582	3/15/34	6,119,767
3,410,000	NYS HFA ROLs[3]	15.153	11/1/45	3,708,716
3,750,000	Port Authority NY/NJ ROLs[3]	22.223	9/15/28	5,843,700
3,580,000	Port Authority NY/NJ, 11588th Series ROLs[3]	16.037	10/15/28	4,510,370
4,895,000	Port Authority NY/NJ, 11588th Series ROLs[3]	16.965	10/15/27	6,265,894
5,500,000	Port Authority NY/NJ, 11588th Series ROLs[3]	16.974	10/15/32	6,349,365
9,090,000	Port Authority NY/NJ, 11589th Series ROLs[3]	12.571	9/1/29	9,571,043
13,000,000	Port Authority NY/NJ, 138th Series DRIVERS	8.847	12/1/34	13,309,660
24,000,000	Port Authority NY/NJ, 151st Series LIFERS	17.08	3/15/35	33,093,600
30,970,000	Port Authority NY/NJ, 152nd Series LIFERS	10.436	11/1/35	37,837,907
5,060,000	Port Authority NY/NJ, 163rd Series LIFERS	18.278	7/15/39	8,041,807
10,755,000	Port Authority NY/NJ, 166th Series	9.4	1/15/41	13,328,779
20,000,000	Port Authority NY/NJ, 3090th Series DRIVERS	9.868	11/1/35	24,435,200
7,500,000	Port Authority NY/NJ, 3114th Series DRIVERS	15.955	11/1/30	10,537,950
3,335,000	Port Authority NY/NJ, 3115th Series DRIVERS	15.947	3/15/35	4,598,632
7,500,000	Port Authority NY/NJ, 3249th Series ROLs[3]	10.026	7/15/36	9,619,800
7,650,000	Port Authority NY/NJ, 3264th Series ROLs[3]	9.519	10/15/31	10,057,455
177,865,000	Puerto Rico Sales Tax Financing Corp. LIFERS[3]	7.215	8/1/57	114,783,399
5,485,000	SONYMA ROLs[3]	8.882	10/1/37	5,537,108
14,690,000	SONYMA ROLs[3]	7.877	10/1/34	14,706,159
3,685,000	SONYMA ROLs[3]	9.187	10/1/37	3,997,193
11,170,000	SONYMA ROLs[3]	8.803	10/1/31	11,338,667

				$594,090,915

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by

26  OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $701,230,000 as of September 30, 2014.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and

27  OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

“asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and

28  OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$4,998,412,652	$1,166,122	$4,999,578,774
U.S. Possessions	—	1,767,497,018	—	1,767,497,018
Common Stock	—	—	4,696,152	4,696,152

Total Assets	$—	$6,765,909,670	$5,862,274	$6,771,771,944

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

29  OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$7,040,693,215[1]

Gross unrealized appreciation	$264,748,174
Gross unrealized depreciation	(1,247,898,042)

Net unrealized depreciation	$(983,149,868)

1. The Federal tax cost of securities does not include cost of $714,228,597, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

30  OPPENHEIMER ROCHESTER FUND MUNICIPALS

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Fund Municipals

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	11/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	11/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/10/2014